Long Term Loan to a Third-Party	6 Months Ended
Jun. 30, 2024
Long Term Loan to a Third-Party [Abstract]
LONG TERM LOAN TO A THIRD-PARTY

NOTE 7 — LONG TERM LOAN TO A THIRD-PARTY

Long term loan to a third-party consisted of the following:

	June 30, 2024	December 31, 2023
Long term loan to a third-party	$1,999,507	$2,066,822
Total long term loan to a third-party	$1,999,507	$2,066,822

Current portion of loan to a third-party	1,999,507	-

Non-current portion of loan to a third-party	-	2,066,822

On April 3, 2023, the Company entered a loan agreement with Liberty Asset Management Capital Limited (the “Borrower”) to lend the Borrower $2.0 million for two years, with a maturity date of April 3, 2025. The loan has a fixed interest rate of 4.5% per annum. The Company recorded interest income of $44,877 and $21,452 for the six months ended June 30, 2024 and 2023, respectively.